Note 9 - Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended
	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Note 9 - Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill, Impairment Loss	$ 202.7	$ 202.7
Amortization of Intangible Assets			9.6	10.2	10.9
Impairment of Intangible Assets (Excluding Goodwill)		76.2	76.2
Finite-Lived Intangible Assets, Remaining Amortization Period			6 years 36 days	6 years 109 days
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		8.5	8.5
Finite-Lived Intangible Assets, Amortization Expense, Year Two		8.3	8.3
Finite-Lived Intangible Assets, Amortization Expense, Year Three		8.2	8.2
Finite-Lived Intangible Assets, Amortization Expense, Year Four		8.2	8.2
Finite-Lived Intangible Assets, Amortization Expense, Year Five		8.2	8.2
U.S. Segment [Member]
Note 9 - Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill, Impairment Loss	16.6	16.6	16.6
Amortization of Intangible Assets			3.2
Impairment of Intangible Assets (Excluding Goodwill)		59.0	59.0
Australian Segment [Member]
Note 9 - Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill, Impairment Loss	186.1	186.1	186.1
Impairment of Intangible Assets (Excluding Goodwill)			$ 9.0			$ 9.0